Average Annual Total Returns			12 Months Ended	57 Months Ended	60 Months Ended
		Jun. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	20.75%
Morningstar Global Allocation Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.78%	9.05%
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.90%	14.53%
M S C I A C W I I M I Net Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.37%	13.29%
Blueprint Adaptive Growth Allocation Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.29%	9.11%
Performance Inception Date		Mar. 31, 2020
Blueprint Adaptive Growth Allocation Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.16%	8.97%
Blueprint Adaptive Growth Allocation Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.52%	7.18%
HVIA Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.17%	14.67%	14.15%
HVIA Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.47%	13.99%	13.30%
HVIA Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.67%	12.06%	11.22%
Nia Impact Solutions Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.89%	8.23%
Nia Impact Solutions Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.74%	8.10%
Nia Impact Solutions Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.56%	6.36%

[1]	Prior to February 21, 2025, the Morningstar Global Allocation Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective February 21, 2025, the S&P 500® Index replaced the Morningstar Global Allocation Index as the Fund’s primary index.